Financial Instruments - Summary of Fair Values of Financial Instruments of Bank Using Valuation Methods and Assumption (Detail) - CAD ($) $ in Millions	Jan. 31, 2019	Oct. 31, 2018
Assets:
Cash and deposits with financial institutions	$ 52,942	$ 62,269
Trading assets	106,956	100,262
Financial instruments designated at fair value through profit or loss	14	12
Securities purchased under resale agreements and securities borrowed	127,959	104,018
Derivative financial instruments	32,161	37,558
Customers' liability under acceptances	18,737	16,329
Liabilities:
Deposits	690,879	676,534
Financial instruments designated at fair value through profit or loss	9,907	8,188
Acceptances	18,746	16,338
Obligations related to securities sold short	31,621	32,087
Derivative financial instruments	35,970	37,967
Obligations related to securities sold under repurchase agreements and securities lent	116,527	101,257
Subordinated debentures	7,492	5,698
Gross carrying amount [member]
Assets:
Cash and deposits with financial institutions	52,942	62,269
Trading assets	106,956	100,262
Financial instruments designated at fair value through profit or loss	14	12
Securities purchased under resale agreements and securities borrowed	127,959	104,018
Derivative financial instruments	32,161	37,558
Investment securities - other	57,335	57,653
Investment securities - amortized cost	20,651	20,743
Loans	566,105	551,834
Customers' liability under acceptances	18,737	16,329
Other financial assets	13,079	10,913
Liabilities:
Deposits	690,879	676,534
Financial instruments designated at fair value through profit or loss	9,907	8,188
Acceptances	18,746	16,338
Obligations related to securities sold short	31,621	32,087
Derivative financial instruments	35,970	37,967
Obligations related to securities sold under repurchase agreements and securities lent	116,527	101,257
Subordinated debentures	7,492	5,698
Other financial liabilities	36,231	34,805
At fair value [member]
Assets:
Cash and deposits with financial institutions	52,942	62,269
Trading assets	106,956	100,262
Financial instruments designated at fair value through profit or loss	14	12
Securities purchased under resale agreements and securities borrowed	127,959	104,018
Derivative financial instruments	32,161	37,558
Investment securities - other	57,335	57,653
Investment securities - amortized cost	20,459	20,316
Loans	568,656	553,758
Customers' liability under acceptances	18,737	16,329
Other financial assets	13,079	10,913
Liabilities:
Deposits	690,101	674,535
Financial instruments designated at fair value through profit or loss	9,907	8,188
Acceptances	18,746	16,338
Obligations related to securities sold short	31,621	32,087
Derivative financial instruments	35,970	37,967
Obligations related to securities sold under repurchase agreements and securities lent	116,527	101,257
Subordinated debentures	7,593	5,267
Other financial liabilities	$ 36,446	$ 35,432